UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	7/31/2014

Item 1. Schedule of Investments

Prudential Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of July 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS — 96.3%
Aluminum — 1.1%
Alcoa, Inc.	93,077	$1,525,532
Constellium NV (Netherlands) (Class A Stock)*	1,783,026	51,672,094

		53,197,626

Coal & Consumable Fuels — 1.5%
CONSOL Energy, Inc.(a)	1,788,538	69,431,045

Diversified Metals & Mining — 7.4%
African Rainbow Minerals Ltd. (South Africa)	1,303,662	24,179,629
BHP Billiton Ltd. (Australia), ADR(a)	830,989	59,075,008
First Quantum Minerals Ltd. (Canada)	3,007,096	71,319,762
Freeport-McMoRan, Inc.	889,688	33,114,187
Glencore PLC (Switzerland)	10,601,190	64,059,298
Ivanhoe Mines Ltd. (Canada)*(a)	1,951,939	2,703,194
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*(b)	2,082,400	2,883,867
Northern Dynasty Minerals Ltd. (Canada)*(a)	1,850,769	1,610,169
Rio Tinto PLC (United Kingdom)	11,524	658,645
Rio Tinto PLC (United Kingdom), ADR(a)	1,159,260	66,414,006
Southern Copper Corp.	520,781	17,112,864

		343,130,629

Fertilizers & Agricultural Chemicals — 0.7%
Potash Corp. of Saskatchewan, Inc. (Canada)	922,270	32,731,362

Gold — 4.1%
Agnico Eagle Mines Ltd. (Canada)	10,491	390,160
Algold Resources Ltd. (Canada), 144A*	43,790	11,446
AXMIN, Inc. (Canada)*	666,158	9,165
B2Gold Corp. (Canada)*(a)	11,556,109	29,887,859
Barrick Gold Corp. (Canada)	54,417	983,860
Eldorado Gold Corp. (Canada)	7,962,341	59,077,671
Goldcorp, Inc. (Canada)	39,121	1,071,916
Guyana Goldfields, Inc. (Canada), 144A*(b)	3,485,076	9,972,428
Guyana Goldfields, Inc. (Canada) Reg. D, Private Placement (original cost $3,130,286; purchased 06/24/14)*(b)(c)	1,817,935	5,020,744
Kinross Gold Corp. (Canada)	4,494,681	17,933,777
Newmont Mining Corp.	40,399	1,006,339
Randgold Resources Ltd. (United Kingdom), ADR(a)	766,787	66,051,032

		191,416,397

Integrated Oil & Gas — 5.5%
Chevron Corp.	3,357	433,859
Hess Corp.	675,179	66,829,218
Occidental Petroleum Corp.	707,503	69,130,118
Royal Dutch Shell PLC (Netherlands), ADR	8,816	721,413
Suncor Energy, Inc. (Canada)	2,901,591	119,168,342

		256,282,950

Oil & Gas Drilling — 3.8%
Ensco PLC (Class A Stock)(a)	14,543	736,603
Helmerich & Payne, Inc.	711,725	75,627,898
Patterson-UTI Energy, Inc.	1,886,896	64,814,878
Rowan Cos. PLC (Class A Stock)	1,191,403	36,361,620

		177,540,999

Oil & Gas Equipment & Services — 19.4%
Baker Hughes, Inc.	14,145	972,752
Cameron International Corp.*	2,017,102	143,032,703
Core Laboratories NV	373,364	54,671,690

Dresser-Rand Group, Inc.*(a)	348,451	20,736,319
Dril-Quip, Inc.*	1,203,946	121,321,638
FMC Technologies, Inc.*	567,027	34,475,242
Halliburton Co.	2,795,638	192,871,066
National Oilwell Varco, Inc.	1,136,185	92,076,432
Schlumberger Ltd.	1,689,522	183,127,290
Superior Energy Services, Inc.	1,737,699	58,386,686
Weatherford International PLC*	45,408	1,015,777

		902,687,595

Oil & Gas Exploration & Production — 44.0%
Africa Oil Corp. (Canada)*	1,878,099	11,506,123
Africa Oil Corp. (Canada) Reg. D*	205,152	1,256,858
Anadarko Petroleum Corp.	1,502,464	160,538,278
Antero Resources Corp.*(a)	769,848	44,466,421
Apache Corp.	9,751	1,001,038
Bankers Petroleum Ltd. (Canada)*	5,104,554	28,838,495
Bonanza Creek Energy, Inc.*(a)	581,563	32,602,422
Cabot Oil & Gas Corp.	29,260	964,117
Canadian Natural Resources Ltd. (Canada)	794,242	34,628,951
Chesapeake Energy Corp.	32,463	856,049
Cimarex Energy Co.	655,921	91,186,137
Cobalt International Energy, Inc.*	2,005,605	32,129,792
Concho Resources, Inc.*	1,158,831	163,163,405
ConocoPhillips	13,126	1,082,895
Continental Resources, Inc.*(a)	7,389	1,084,557
Denbury Resources, Inc.	4,235,057	71,784,216
Devon Energy Corp.	1,061,399	80,135,625
EOG Resources, Inc.	1,360,642	148,908,661
EQT Corp.	8,541	801,317
Genel Energy Plc (United Kingdom)*	1,680,500	28,280,439
Gulfport Energy Corp.*	650,212	34,727,823
Kodiak Oil & Gas Corp.*	2,261,299	35,140,586
Kosmos Energy Ltd.*	1,771,770	17,062,145
Laredo Petroleum, Inc.*(a)	2,536,145	68,830,974
Lekoil Ltd. (Nigeria)*	4,372,838	4,983,312
Lekoil Ltd. (Nigeria) Reg. D*	14,524,211	16,551,878
Marathon Oil Corp.	2,406,498	93,251,798
MEG Energy Corp. (Canada)*	955,886	34,278,115
MEG Energy Corp. (Canada), 144A*(b)	752,400	26,981,098
Mobius Resources, Inc. (Canada)*	637,992	225,273
Mobius Resources, Inc. (Canada) Reg. D*	1,304,999	460,792
Newfield Exploration Co.*	963,343	38,822,723
Noble Energy, Inc.	2,412,858	160,430,928
Oasis Petroleum, Inc.*	641,705	34,299,132
Oil Search Ltd. (Australia)	3,498,521	30,599,496
Parsley Energy, Inc. (Class A Stock)*	307,267	6,935,016
PDC Energy, Inc.*	910,738	49,416,644
Pioneer Natural Resources Co.	244,475	54,141,434
Range Resources Corp.	957,732	72,394,962
Rice Energy, Inc.*	1,102,241	28,988,938
Rosetta Resources, Inc.*	1,130,740	57,746,892
Sanchez Energy Corp.*(a)	636,493	20,189,558
SM Energy Co.	306,311	24,057,666
Southwestern Energy Co.*	1,947,945	79,047,608
Tullow Oil PLC (United Kingdom)	1,881,787	23,071,800
Whiting Petroleum Corp.*	1,169,755	103,511,620
Woodside Petroleum Ltd. (Australia)	19,213	754,186

		2,052,118,193

Oil & Gas Refining & Marketing — 4.1%
Marathon Petroleum Corp.	950,031	79,308,588

Phillips 66	1,004,296	81,458,448
Western Refining, Inc.	680,409	27,869,553

		188,636,589

Oil & Gas Storage & Transportation — 1.3%
Cheniere Energy, Inc.*(a)	542,398	38,380,083
Williams Cos., Inc. (The)	421,964	23,895,821

		62,275,904

Packaged Foods — 0.3%
Adecoagro SA (Argentina)*(a)	1,446,270	14,404,849

Precious Metals & Minerals — 0.7%
Platinum Group Metals Ltd. (Canada)*(a)	5,674,802	6,355,778
Sedibelo Platinum Mines Ltd. (South Africa), Private Placement (original cost $4,469,143; purchased 11/27/07)*(b)(c)	523,100	58,957
Tahoe Resources, Inc.*	495,713	13,134,451
Tahoe Resources, Inc., 144A*(b)	506,600	13,422,914

		32,972,100

Silver — 0.6%
Silver Wheaton Corp. (Canada)(a)	1,103,919	28,823,325

Specialty Chemicals — 0.8%
Flotek Industries, Inc.*(a)	1,323,613	38,186,235
PPG Industries, Inc.	4,920	975,931

		39,162,166

Steel — 1.0%
ArcelorMittal (Luxembourg), ADR(a)	57,132	868,978
Nucor Corp.	16,514	829,333
Reliance Steel & Aluminum Co.	645,058	44,025,208

		45,723,519

Trading Companies & Distributors
Now, Inc.*	13,031	419,468

TOTAL COMMON STOCKS (cost $2,831,801,371)		4,490,954,716

CONVERTIBLE PREFERRED STOCKS — 0.5%
Diversified Metals & Mining
Manabi SA (Class A Preferred) (Brazil), Private Placement (original cost $22,988,745; purchased 05/25/11), 144A*(b)(c)	18,340	15,424,273
Manabi SA (Class B Preferred) (Brazil), Private Placement (original cost $9,262,957; purchased 08/21/12), 144A*(b)(c)	7,336	7,452,180

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $32,251,702)		22,876,453

	Units
RIGHTS*
Oil & Gas Exploration & Production
Trident Resources Corp. CVR (Canada), Private Placement, expiring 06/30/15 (original cost $0; purchased 06/30/10)(b)(c)	41,616	—

WARRANTS*
Gold
Algold Resources Ltd. (Canada), Private Placement, expiring 06/23/15 (original cost $0; purchased 12/23/13), 144A(b)(c)	21,895	2,168
Crystallex International Corp. (Canada), Private Placement, expiring 11/04/14 (original cost $0; purchased 10/30/09)(b)(c)	903,650	—

TOTAL WARRANTS (cost $0)		2,168

TOTAL LONG-TERM INVESTMENTS (cost $2,864,053,073)		4,513,833,337

SHORT-TERM INVESTMENT — 7.1%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $329,908,378; includes $186,528,742 of cash collateral for securities on loan)(d)(e)	329,908,378	329,908,378

TOTAL INVESTMENTS — 103.9% (cost $3,193,961,451)(f)		4,843,741,715
Liabilities in excess of other assets — (3.9)%		(180,083,615)

NET ASSETS — 100.0%		$4,663,658,100

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $176,132,973; cash collateral of $186,528,742 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $39,851,131. The aggregate value, $27,958,322, is approximately 0.6% of net assets.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,248,723,376

Appreciation	1,752,636,449
Depreciation	(157,618,110)

Net Unrealized Appreciation	$1,595,018,339

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$53,197,626	$—	$—
Coal & Consumable Fuels	69,431,045	—	—
Diversified Metals & Mining	251,349,190	91,781,439	—
Fertilizers & Agricultural Chemicals	32,731,362	—	—
Gold	176,423,225	9,972,428	5,020,744
Integrated Oil & Gas	256,282,950	—	—
Oil & Gas Drilling	177,540,999	—	—
Oil & Gas Equipment & Services	902,687,595	—	—
Oil & Gas Exploration & Production	1,919,178,334	132,939,859	—
Oil & Gas Refining & Marketing	188,636,589	—	—
Oil & Gas Storage & Transportation	62,275,904	—	—
Packaged Foods	14,404,849	—	—
Precious Metals & Minerals	32,913,143	—	58,957
Silver	28,823,325	—	—
Specialty Chemicals	39,162,166	—	—
Steel	45,723,519	—	—
Trading Companies & Distributors	419,468	—	—
Convertible Preferred Stocks
Diversified Metals & Mining	—	—	22,876,453
Rights
Oil & Gas Exploration & Production	—	—	—
Warrants
Gold	—	2,168	—
Affiliated Money Market Mutual Fund	329,908,378	—	—

Total	$4,581,089,667	$234,695,894	$27,956,154

Notes to Schedules of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    September 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date    September 19, 2014

*	Print the name and title of each signing officer under his or her signature.